UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

(866) 832-9160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

Item 1.  Report to Stockholders.

[This page intentionally left blank.]

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

 SEMI-ANNUAL REPORT AND COMMENTRY (as of 06/30/2007)

For the six-month period ended 6/30/07, TASTe posted net total returns of 0.99% (1.91% tax-equivalent1), underperforming relative to its benchmark, 1-month LIBOR2 (2.69%) and the Short-Term Municipal Index3 (2.87% tax-equivalent).  During the period, TASTe's total return was held back primarily due to a combination of rising rates which extended duration on Preferreds, and seasonal underperformance in Municipal Arbitrage, where a heavier than expected increase in municipal bond issuance occurred and the spread between yields on tax-exempt and taxable securities narrowed.  Although the second quarter was challenging for the fixed income markets with rapidly rising rates, sub-prime headlines, liquidity and credit concerns and heavy supply negatively impacting some mark-to-market valuations, it has also begun to provide the Fund with opportunities to selectively increase its exposure to Preferreds and Municipal Arbitrage.  TASTe continues to generate steady levels of income, and during the semi-annual period made monthly distributions totaling 1.92% (2.52% tax-equivalent).

 SUMMARY OF RETURNS

	2006						2007						Total*
Net Total Returns	Jul	Aug	Sept	Oct	Nov	Dec	Jan	Feb	Mar	Apr	May	Jun
Fund Total Return (Actual)		0.43%	0.41%	0.44%	0.45%	0.40%	0.44%	0.47%	0.14%	0.28%	0.10%	-0.12%	3.49%
Fund Dividend (Actual)		0.33%	0.31%	0.34%	0.35%	0.40%	0.34%	0.27%	0.34%	0.38%	0.30%	0.28%	3.70%
Fund Total Return (Tax-Equivalent)[1]		0.52%	0.50%	0.52%	0.53%	0.52%	0.52%	0.54%	0.23%	0.39%	0.22%	0.00%	4.57%
Fund Dividend (Tax-Equivalent)[1]		0.42%	0.40%	0.42%	0.43%	0.52%	0.42%	0.34%	0.43%	0.49%	0.42%	0.40%	4.78%
1-Month LIBOR[2]		0.45%	0.44%	0.44%	0.44%	0.45%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	4.99%
Short-Term Municipals Index (Tax-Equiv)[1,3]		0.45%	0.45%	0.45%	0.46%	0.47%	0.46%	0.46%	0.46%	0.48%	0.50%	0.47%	5.24%

* These SEC calculated returns require monthly compounding, which causes slight differences from a linear summation of the numbers.

Tax-Equivalent Returns (8/1/2006 to 6/30/2007)[1]	2Q2007	2007 Year to Date	Since Inception (Annualized)
Fund	0.61%	1.91%	4.99%
Fund Dividend	1.31%	2.52%	5.22%
Short-Term Municipals Index (Tax Equiv) [1,3]	1.46%	2.87%	5.73%
1-Month LIBOR[2]	1.34%	2.69%	5.46%
Excess to LIBOR	-0.73%	-0.78%	-0.46%

Past performance is no guarantee of future results.  Real results may vary.  Investors cannot invest in an index.
Note:  Since inception return after taxes on distributions is 2.88% and after taxes on distributions and sale of shares of 3.07% compared to an after-tax return of the short-term Municipal Index (BMA) of 3.38% and 1-month LIBOR of 3.22%1

[1]
As described in the Prospectus, “tax-equivalence” refers to the concept that net returns realized by an investor in the Fund should be considered before the effect of any federal income taxes to be paid on the investment so that it may be consistently compared to other taxable investments with similar risk profiles.  Tax-equivalent basis assumes a 35% federal income tax rate; for some investors, a lower tax rate such as the 28% top Alternative Minimum Tax Rate may be more appropriate.  Certain generalizing assumptions were made when determining the taxability of each security, notably municipal income as tax exempt, preferred securities income of qualifying dividends at 15% and other securities at the full 35%, and therefore actual results may vary.  Tax-Equivalent and After-tax returns do not reflect the impact of state and local taxes.

[2]	1-Month LIBOR (US0001M) is sourced from Bloomberg.
[3]
The BMA index (Bond Market Association Municipal Swap Index) is the benchmark weekly municipal index produced by Municipal Market Data (MMD).  The BMA index is comprised of tax-exempt variable rate demand obligation (“VRDO’s”), and is used as the pricing benchmark for synthetic floating rate securities.

Citi Fixed Income Alternative Citi Alternative Investments

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

 PORTFOLIO INFORMATION (as of June 30, 2007)

Fund Data
Inception Date	8/01/2006
Net Asset Value (NAV)/Share	$9.98
Gross Assets	$245.4mm
Shares Outstanding	16,460,071
Portfolio Composition (by Net Assets Incl. Early subscriptions)	Prospectus Limits	Actual Allocation
Tax Exempt Municipal Securities	>50%	71.2%
Municipal Floaters (MF)		66.8%
Municipal Arbitrage (MA)	>30%*	4.4%
ABS/MBS Reverse Repos/Other (MBS)	<50%	16.5%
Preferred Securities (PFD)	<25%	12.3%
Credit Profile (Long Portfolio)
AAA	91.5%
AA	0.8%
A	7.7%

This report has been prepared by Citigroup Alternative Investments LLC (“CAI”), the Investment Advisor of the Fund, located at 731 Lexington Avenue, 26th Floor, New York, NY 10022, and is for the information of the holders of the Fund.  It is confidential and is not to be reproduced or shared with any other person.  Some of the information contained herein has been obtained from outside sources; while we believe these sources to be reliable, we do not represent that the information provided by them is accurate or complete and neither Citi nor any of its affiliates guarantees its accuracy or accepts liability for any direct or consequential losses arising from its use.

Past performance is no guarantee of future results.  Real results may vary.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost and current performance may be lower or higher than the performance data reflected in this report.  Investments may be subject to an upfront sales charge of up to 0.50%, subject to waiver.  The performance data does not reflect the deduction of any sales charge.  If reflected, a sales charge would reduce the stated performance.

The Prospectus contains additional information needed to evaluate the investment and provides important disclosures regarding risks, fees, and expenses.  You may obtain a copy of the Prospectus from your financial representative.

The opinions expressed herein or in the Fund’s offering documents may differ from opinions expressed by Citi or any of its other affiliates, and are not intended to be a forecast of future events or guarantee of future results.

Securities are offered through Smith Barney, a division and service mark of Citigroup Global Markets Inc., member SIPC. Citigroup Global Markets Inc. and Citibank are affiliated companies under the common control of Citigroup Inc.

The performance presentations on the previous page are net of voluntary fee waivers and expense reimbursements by the Investment Adviser, which may be discontinued at any time.  The Fund’s tax-equivalent returns for the period shown (August 1, 2006 to June 30, 2007) would have been lower if such waivers and reimbursements had not been made.

INVESTMENT AND INSURANCE PRODUCTS: •NOT FDIC INSURED •NOT A BANK DEPOSIT •NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY •NO BANK GUARANTEE •MAY LOSE VALUE

For any questions related to the Fund or this report, please contact your representative.

Citi Fixed Income Alternative Citi Alternative Investments

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
	OBLIGATIONS THAT PRIMARILY GENERATE TAX EXEMPT INCOME - 73.05%
	FLOATING RATE MUNICIPAL BONDS - 71.11%
	Arizona - 4.56%
	Phoenix Arizona Civic Improvement Corporation Water System Revenue (CS - MBIA) (SPA - Merrill Lynch Capital Services) (Callable at $100.00 on 07/01/15)
$ 5,480,000	3.800%, 07/01/2024 (Acquired 12/18/06 and 03/13/07, Cost $5,480,000) (a)	$5,480,000
	Puttable Floating Option Tax Exempt Receipts Series PZ-254 (SPA - Merrill Lynch Capital Services) (Callable at $100.00 on 07/01/17)
2,000,000	3.800%, 07/01/2026 (Acquired 06/21/07, Cost $2,000,000) (a)	2,000,000
		7,480,000
	Colorado - 0.30%
	University of Colorado Enterprise System Revenue (CS - FGIC) (LF - JP Morgan Chase Bank)
490,000	3.790%, 12/01/2012 (Acquired 04/20/07, Cost $490,000) (a)	490,000
	Delaware - 5.36%
	Delaware Transportation Authority Transportation System Revenue (CS - MBIA) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 07/07/16)
8,800,000	3.800%, 07/01/2025 (Acquired 06/28/07, Cost $8,796,922) (a)	8,800,000
	District of Columbia - 0.91%
	District of Columbia General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/01/15)
1,500,000	3.790%, 06/01/2026 (Acquired 11/27/06, Cost $1,500,000) (a)	1,500,000
	Georgia - 0.45%
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue (CS - MBIA) (LF - JP Morgan Chase & Co.)
745,000	3.790%, 07/01/2021 (Acquired 01/11/07, Cost $745,000) (a)	745,000
	Illinois - 1.77%
	Chicago Illinois General Obligation (CS - FSA) (LF - JP Morgan Chase Bank)
1,000,000	3.790%, 01/01/2014 (Acquired 05/31/07, Cost $1,000,000) (a)	1,000,000
	Illinois State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,300,000	3.790%, 09/01/2012 (Acquired 10/25/06, Cost $1,300,000) (a)	1,300,000
	Illinois State Toll Highway Authority Toll Highway Revenue (CS - FSA) (LF - JP Morgan Chase Bank)
600,000	3.790%, 01/01/2014 (Acquired 12/29/06, Cost $600,000) (a)	600,000
		2,900,000
	Indiana - 4.66%
	Eclipse Funding Trust - Indiana IPS Multi-School Building Corporation Revenue (CS - MBIA) (LF - U.S. Bank N.A.) (Callable at $100.00 on 01/15/17)
5,600,000	3.790%, 07/15/2024 (Acquired 06/11/07, Cost $5,600,000) (a)	5,600,000
	Indiana Municipal Agency Power Supply System Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
2,050,000	3.790%, 01/01/2014 (Acquired 01/11/07, Cost $2,050,000) (a)	2,050,000
		7,650,000
	Massachusetts - 4.26%
	Massachusetts State General Obligation (CS - CIFG) (LF - DEPFA Bank PLC) (Callable at $100.00 on 05/01/17)
7,000,000	3.790%, 05/01/2037 (Acquired 05/31/07, Cost $7,000,000) (a)	7,000,000
	Michigan - 0.15%
	Michigan State Revenue (CS - FGIC) (LF - JP Morgan Chase Bank)
245,000	3.790%, 11/01/2013 (Acquired 03/21/07, Cost $245,000) (a)	245,000
	Nevada - 5.02%
	Clark County Nevada School District General Obligation (CS - AMBAC) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/15/17)
3,600,000	3.790%, 06/15/2025 (Acquired 01/12/07 and 01/25/07, Cost $3,600,000) (a)	3,600,000

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
	Clark County Nevada School District General Obligation (CS - MBIA) (SPA - Merrill Lynch Capital Services)
$ 4,650,000	3.800%, 06/15/2010 (Acquired 12/18/06 and 01/31/07, Cost $4,650,000) (a)	$4,650,000
		8,250,000
	New Jersey - 2.44%
	New Jersey State Transportation Trust Fund Authority Revenue (CS - MBIA) (SPA - Wachovia Bank N.A.)
4,000,000	3.790%, 12/15/2021 (Acquired 06/22/07, Cost $4,000,000) (a)	4,000,000
	Oregon - 1.99%
	Clackamas County Oregon School District Number 62 Oregon City General Obligation (CS - School Bond Guaranty) (LF - JP Morgan Chase & Co.)
3,260,000	3.800%, 06/15/2009 (Acquired 05/18/07, Cost $3,260,000) (a)	3,260,000
	Texas - 23.86%
	Austin Trust Various States Revenue (CS - AMBAC) (LF - Bank of America N.A.) (Callable at $100.00 on 12/01/16)
6,500,000	3.790%, 12/01/2027 (Acquired 04/27/07, Cost $6,500,000) (a)	6,500,000
	Austin Trust Various States General Obligation (CS - FGIC) (LF - Bank of America N.A.) (Callable at $100.00 on 08/01/17)
5,250,000	3.790%, 08/01/2028 (Acquired 04/12/07, Cost $5,250,000) (a)	5,250,000
	Brownsville Texas Utility System Revenue (CS - AMBAC) (LF - Deutsche Bank A.G.) (Callable at $100.00 on 09/01/15)
400,000	3.790%, 09/01/2021 (Acquired 08/01/06, Cost $400,000) (a)	400,000
	Clear Creek Texas Independent School District General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 02/15/15)
2,000,000	3.790%, 02/15/2029 (Acquired 08/01/06, Cost $2,000,000) (a)	2,000,000
	Dallas Texas Area Rapid Transit Revenue (CS - AMBAC) (SPA - Bank of New York) (Callable at $100.00 on 12/01/16)
2,300,000	3.790%, 12/01/2024 (Acquired 04/16/07 and 05/30/07, Cost $2,300,000) (a)	2,300,000
	Eclipse Funding Trust - Texas Southmost College District General Obligation (CS - AMBAC) (LF - U.S. Bank N.A.) (Callable at $100.00 on 02/15/15)
795,000	3.790%, 02/15/2026 (Acquired 09/13/06, Cost $795,000) (a)	795,000
	Ector County Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed) (LF - JP Morgan Chase Bank)
4,970,000	3.790%, 02/15/2015 (Acquired 03/28/07 and 03/30/07, Cost $4,970,000) (a)	4,970,000
	Houston Texas General Obligation (CS - AMBAC) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 03/01/15)
5,000,000	3.810%, 03/01/2025 (Acquired 12/18/06, Cost $5,000,000) (a)	5,000,000
	Lubbock Cooper Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed) (LF - JP Morgan Chase Bank)
5,980,000	3.800%, 02/15/2014 (Acquired 01/10/07, Cost $5,980,000) (a)	5,980,000
	Nueces River Authority Texas Water Supply Revenue (CS - FSA) (LF- Merrill Lynch Capital Services) (Callable at $100.00 on 07/15/15)
5,985,000	3.810%, 07/15/2022 (Acquired 12/18/06, Cost $5,985,000) (a)	5,985,000
		39,180,000
	Utah - 1.61%
	Salt Lake County Utah Sales Tax Revenue (SPA - Merrill Lynch Capital Services) (Callable at $100.00 on 08/01/15)
2,650,000	3.810%, 08/01/2025 (Acquired 02/27/07, Cost $2,650,000) (a)	2,650,000
	Virginia - 0.66%
	Loudoun County Virginia General Obligation (LF - JP Morgan Chase Bank)
1,085,000	3.800%, 05/01/2012 (Acquired 09/29/06, Cost $1,085,000) (a)	1,085,000

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
	Washington - 8.12%
	Central Puget Sound Washington Regional Transit Authority Sales and Use Tax Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
$ 2,220,000	3.800%, 11/01/2012 (Acquired 01/31/07 and 06/15/07, Cost $2,220,000) (a)	$2,220,000
	Energy Northwest Washington Electric Revenue (CS - AMBAC) (LF - JP Morgan Chase & Co.) (Callable at $100.00 on 07/01/12)
2,700,000	3.800%, 07/01/2018 (Acquired 03/02/07, Cost $2,700,000) (a)	2,700,000
	King County Washington Rural Library District General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,000,000	3.790%, 06/01/2013 (Acquired 01/11/07, Cost $1,000,000) (a)	1,000,000
	King County Washington Sewer Revenue (CS - FSA) (LF - JP Morgan Chase Bank)
1,900,000	3.800%, 01/01/2014 (Acquired 10/30/06, Cost $1,900,000) (a)	1,900,000
	Washington State General Obligation (CS - AMBAC) (LF - JP Morgan Chase Bank)
275,000	3.800%, 01/01/2013 (Acquired 10/27/06, Cost $275,000) (a)	275,000
	Washington State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,060,000	3.810%, 12/01/2014 (Acquired 09/19/06, Cost $1,060,000) (a)	1,060,000
	Washington State General Obligation (CS - MBIA-IBC) (SPA - Wachovia Bank N.A.)
3,180,000	3.790%, 05/01/2018 (Acquired 09/13/06, Cost $3,180,000) (a)	3,180,000
	Washington State General Obligation (SPA - Merrill Lynch Capital Services)
1,000,000	3.810%, 02/01/2012 (Acquired 03/02/07, Cost $1,000,000) (a)	1,000,000
		13,335,000
	Wisconsin - 4.99%
	Wisconsin State General Obligation (CS - FGIC) (LF - JP Morgan Chase Bank)
4,990,000	3.790%, 11/01/2012 (Acquired 12/26/06 and 12/27/06, Cost $4,990,000) (a)	4,990,000
	Wisconsin State General Obligation (CS - FGIC) (LF - Merrill Lynch Capital Services)
3,200,000	3.810%, 05/01/2010 (Acquired 02/27/07, Cost $3,200,000) (a)	3,200,000
		8,190,000
	TOTAL FLOATING RATE MUNICIPAL BONDS (Cost $116,756,922) (b)	116,760,000

	RESIDUAL CERTIFICATES - 1.94%
	California - 0.00%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 01/10/07, Cost $1,188) (a) (c)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3852 Variable Rate Certificate
	(relating to $20,000,000 Los Angeles California Unified School District General Obligation Refunding,
5,000	4.500%, 07/01/2025 (CS - MBIA) (Callable at $100.00 on 07/01/17))	(597,000)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.229%
9,600,000	Expiration Date 07/15/2025 (d)	591,023
		(5,977)
	Florida - 0.01%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 12/14/06, Cost $4,734) (a) (c)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3819 Variable Rate Certificate
	(relating to $12,590,000 Florida State Turnpike Authority Turnpike Revenue,
5,000	4.750%, 07/01/2031 (CS - MBIA) (Callable at $101.00 on 07/01/16))	(483,004)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.137%
5,700,000	Expiration Date 07/15/2031 (d)	489,437
		6,433

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
	Indiana - (0.02)%
	Merrill Lynch Capital Services Inc. Non-Recourse Variable Rate Residual Certificates (Acquired 03/15/07, Cost $7,390) (a) (c)
	Residual Interest Tax-Exempt Securities Receipts Series PT-3985 Variable Rate Certificate
	(relating to $10,000,000 Indiana Finance Authority Highway Revenue Refunding,
$ 5,000	4.500%, 12/01/2024 (CS - FGIC) (Callable at $100.00 on 12/01/16))	$(351,400)
	Non-Recourse Interest Rate Swap, Rate to Receive - 3-Month LIBOR, Rate to Pay 5.208%
5,200,000	Expiration Date 12/15/2024 (d)	321,800
		(29,600)
	Texas - 1.95%
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 106 Non-Recourse Variable Rate Residual
810,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 06/05/07, Cost $810,523) (a) (c) (e)	801,118
	Bond: $7,980,000 Fort Bend County Texas General Obligation (CS - MBIA) (Callable at $100.00 on 03/01/17)
	4.750%, 03/01/2027
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 107 Non-Recourse Variable Rate Residual
510,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 06/26/07, Cost $511,550) (a) (c) (e)	506,871
	Bond: $5,000,000 Clear Creek Texas Independent School District General Obligation (CS - Public School Fund - Guaranteed) (Callable at $100.00 on 02/15/17)
	5.000%, 02/15/2033
	J.P. Morgan Securities Inc. Tax-Exempt Muni-HD Trust Series 108 Non-Recourse Variable Rate Residual
1,820,000	Certificates (SPA - The Bank of New York) (LF - JP Morgan Chase Bank) (Acquired 06/29/07, Cost $1,831,879) (a) (c) (e)	1,897,260
	Bond: $4,600,000; $6,385,000; $6,685,000 Frisco Texas General Obligation (CS - AMBAC) (Callable at $100.00 on 02/15/17)
	5.000%, 02/15/2025; 02/15/2026; 02/15/2027
		3,205,249
	TOTAL RESIDUAL CERTIFICATES (Cost $3,167,264)	3,176,105
	TOTAL OBLIGATIONS THAT PRIMARILY GENERATE TAX EXEMPT INCOME (Cost $119,924,186)	119,936,105

	PREFERRED SECURITIES - 11.92%
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES - 6.11%
	Capital Markets - 0.91%
6,000	Goldman Sachs Group Inc. Series B 6.200% (Callable at $25.00 on 10/31/10)	152,700
1,400	Lehman Brothers Holdings Inc. Series F 6.500% (Callable at $25.00 on 08/31/08)	35,560
29,100	Merrill Lynch & Company Inc. Series 3 6.375% (Callable at $25.00 on 11/28/10)	740,595
4,100	Merrill Lynch & Company Inc. Series 5 5.860% (Callable at $25.00 on 05/21/12)	104,140
18,000	Morgan Stanley Group Inc. Series A 6.060% (Callable at $25.00 on 07/15/11)	462,420
		1,495,415
	Commercial Banks - 3.00%
31,100	ABN AMRO Capital Funding Trust V Series E 5.900% (Callable at $25.00 on 07/03/08)	720,276
4,100	ABN AMRO Capital Funding Trust VII Series G 6.080% (Callable at $25.00 on 02/18/09)	95,612
7,700	Banco Santander Central Hispano SA Series 1 6.410% (Callable at $25.00 on 03/11/09)	191,576
2,800	Bank of New York Capital V Series F 5.950% (Callable at $25.00 on 05/01/08)	65,016
1,900	Barclays Bank PLC Series 2 6.625% (Callable at $25.00 on 09/15/11)	48,545
38,461	Deutsche Bank Capital Funding Trust VIII 6.375% (Callable at $25.00 on 10/18/11)	949,602
16,500	HSBC Holdings PLC Series A 6.200% (Callable at $25.00 on 12/16/10)	393,525
17,000	HSBC USA Inc. Series H 6.500% (Callable at $25.00 on 07/01/11)	443,360
26,100	Royal Bank of Scotland Group PLC Series L 5.750% (Callable at $25.00 on 09/30/09)	578,637
2,200	Royal Bank of Scotland Group PLC Series M ADR 6.400% (Callable at $25.00 on 09/30/09)	53,460
12,800	Royal Bank of Scotland Group PLC Series N ADR 6.350% (Callable at $25.00 on 06/30/10)	309,760

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
$ 23,400	Santander Finance Preferred SA Unipersonal 144A 6.800% (Callable at $25.00 on 11/21/11) (Acquired 11/02/06 through 11/29/06, Cost $592,364) (a)	$582,075
19,000	SunTrust Banks Inc. Series A 5.890% (Callable at $25.00 on 09/15/11)	496,090
		4,927,534
	Diversified Financial Services - 0.65%
19,200	Bank of America Corporation Series D 6.204% (Callable at $25.00 on 09/14/11)	495,744
3,100	ING Groep NV 6.200% (Callable at $25.00 on 01/15/09)	73,811
400	SG Preferred Capital II 6.430% (Callable at $100.00 on 12/15/11)	405,625
4,400	Wells Fargo Capital IX 5.625% (Callable at $25.00 on 04/08/09)	98,604
		1,073,784
	Diversified Telecommunication Services - 0.02%
1,100	Corts Trust Certificates - BellSouth Capital Funding 7.120% (Callable at $25.00 on 09/04/07)	28,105
	Insurance - 1.02%
2,000	Aegon NV 6.375% (Callable at $25.00 on 06/15/15)	48,720
34,900	Aegon NV 6.875% (Callable at $25.00 on 09/15/11)	880,876
26,600	Prudential PLC 6.500% (Callable at $25.00 on 09/23/10)	660,744
3,000	Prudential PLC 6.750% (Callable at $25.00 on 09/23/09)	75,300
		1,665,640
	Thrifts & Mortgage Finance - 0.51%
3,100	Abbey National PLC Series C 7.375% (Callable at $25.00 on 09/17/07)	77,872
1,000	Freddie Mac Series P 6.000% (Callable at $50.00 on 09/04/07)	50,000
10,400	Freddie Mac Series R 5.700% (Callable at $50.00 on 09/04/07)	488,800
9,500	Freddie Mac Series V 5.570% (Callable at $25.00 on 12/31/11)	224,200
		840,872
	TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES (Cost $10,235,503)	10,031,350

	CAPITAL PREFERRED SECURITIES - 5.81%
	Commercial Banks - 4.98%
1,000,000	BBVA International Preferred SA Unipersonal 144A 5.919% (Callable at $100.00 on 04/18/17) (Acquired 03/22/07 and 05/08/07, Cost $996,376) (a)	938,165
500,000	BNP Paribas 144A 5.186% (Callable at $100.00 on 06/29/15) (Acquired 10/10/06, Cost $474,173) (a)	466,207
800,000	Commonwealth Bank of Australia 144A 6.024% (Callable at $100.00 on 03/15/16) (Acquired 10/05/06 through 11/16/06, Cost $803,647) (a)	780,998
1,000,000	Credit Agricole SA 144A 6.637% (Callable at $100.00 on 05/31/17) (Acquired 05/24/07, Cost $1,000,000) (a)	972,067
500,000	Danske Bank A/S 144A 5.914% (Callable at $100.00 on 06/16/14) (Acquired 03/16/07, Cost $508,546) (a)	495,105
1,000,000	HBOS PLC Series A ADR 144A 6.413% (Callable at $100.00 on 10/01/35) (Acquired 11/08/06 through 05/08/07, Cost $997,682) (a)	935,975
1,000,000	Lloyds TSB Group PLC 144A 6.267% (Callable at $100.00 on 11/14/16) (Acquired 12/04/06 and 05/08/07, Cost $1,000,667) (a)	948,682
800,000	National Capital Trust II 144A 5.486% (Callable at $100.00 on 03/23/15) (Acquired 09/12/06 and 11/08/06, Cost $767,521) (a)	758,245
500,000	Nordea Bank AB 144A 5.424% (Callable at $100.00 on 04/20/15) (Acquired 09/05/06, Cost $472,407) (a)	471,765
500,000	Societe Generale 144A 5.922% (Callable at $100.00 on 04/05/17) (Acquired 05/08/07, Cost $501,219) (a)	484,115
1,000,000	Westpac Capital Trust IV 144A 5.256% (Callable at $100.00 on 03/31/16) (Acquired 05/22/07, Cost $951,089) (a)	928,020
		8,179,344
	Diversified Financial Services - 0.54%
500,000	ANZ Capital Trust II 144A 5.360% (Callable at $100.00 on 12/15/13) (Acquired 09/13/06, Cost $481,651) (a)	480,892
400,000	UBS Preferred Funding Trust V Series 1 6.243% (Callable at $100.00 on 05/15/16)	401,579
		882,471

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
	Thrifts & Mortgage Finance - 0.29%
$ 500,000	Northern Rock PLC 144A 5.600% (Callable at $100.00 on 04/30/14) (Acquired 11/29/06, Cost $496,534) (a)	$477,269
	TOTAL CAPITAL PREFERRED SECURITIES (Cost $9,861,778)	9,539,084
	TOTAL PREFERRED SECURITIES (Cost $20,097,281)	19,570,434

	ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES - 54.20%
	ASSET BACKED SECURITIES - 18.15%
	Countrywide Asset-Backed Certificates Series 2006-S8 Class A3
5,000,000	5.555%, 04/25/2036	4,919,700
	GSAA Home Equity Trust Series 2006-18 Class AF3A
10,000,000	5.772%, 11/25/2036 (f)	9,962,659
	Lehman XS Trust Series 2006-8 Class 3A3
5,000,000	6.320%, 06/25/2036 (f)	4,989,688
	Morgan Stanley Mortgage Loan Trust Series 2006-15XS Class A2A
5,000,000	5.816%, 11/25/2036 (f)	4,993,778
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS Class A3A
5,000,000	5.651%, 10/25/2046	4,929,109
	TOTAL ASSET BACKED SECURITIES (Cost $30,096,119)	29,794,934

	COMMERCIAL MORTGAGE BACKED SECURITIES - 30.63%
	Banc of America Commercial Mortgage Inc. Series 2007-2 Class A2
5,000,000	5.634%, 04/10/2049 (f)	4,990,656
	Bear Stearns Adjustable Rate Mortgage Trust Series 2007-4 Class 21A1
4,974,652	5.852%, 06/25/2047 (f)	4,949,375
	Bear Stearns Alt-A Trust Series 2006-3 Class 31A1
4,413,958	5.553%, 05/25/2036 (f)	4,393,630
	Countrywide Home Loans Series 2007-HYB1 Class 3A1
7,472,628	5.652%, 03/25/2037 (f)	7,442,900
	Countrywide Home Loans Series 2007-J2 Class 1A1
4,922,099	6.000%, 07/25/2037	4,841,306
	Credit Suisse Mortgage Capital Certificate Series 2007-4 Class 5A1
5,000,000	6.000%, 06/25/2037	4,990,690
	GSR Mortgage Loan Trust Series 2007-AR2 Class 1A1
4,954,152	5.802%, 05/25/2037 (f)	4,939,007
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 Class A2
4,000,000	5.439%, 02/12/2039 (f)	3,980,672
	Merrill Lynch/Countrywide Commercial Mortgage Series 2007-6 Class AM
5,000,000	5.526%, 03/12/2051 (f)	4,839,948
	TBW Mortgage Backed Pass Through Certificate Series 2006-6 Class A3
5,000,000	5.750%, 01/25/2037	4,920,663
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $50,799,127)	50,288,847

	AGENCY MORTGAGE BACKED SECURITIES - 5.42%
	Federal National Mortgage Association Pool 884759
8,915,401	5.628%, 08/01/2036 (f)	8,909,084
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $8,982,419)	8,909,084
	TOTAL ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES (Cost $89,877,665)	88,992,865

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
SHORT TERM INVESTMENTS - 2.17%
Commercial Paper - 2.17%
U. S. Bank Commercial Paper
$ 3,560,924	5.200%, 07/02/2007	$3,560,924
	TOTAL SHORT TERM INVESTMENTS (Cost $3,560,924)	3,560,924

	Total Investments (Cost $233,460,056) - 141.34%	$232,060,328
	Liabilities in Excess of Other Assets - (41.34)%	(67,870,231)
	TOTAL NET ASSETS - 100.00%	$164,190,097

Percentages are stated as a percent of net assets.

(a)	Restricted security under Rule 144A of the Securities Act of 1933.
(b)	Class of securities are earmarked as cover for all leveraging transactions.
(c)	Variable rate of residual certificate is dependent on the performance of the underlying bond.
(d)	Interest rate swap held as part of non-recourse residual certificates.
(e)	When-issued security.
(f)	All or a portion of the security sold under a reverse repurchase agreement.

AMBAC	American Municipal Bond Assurance Corporation
ADR	American Depository Receipt
CS	Credit Support
FGIC	Financial Guaranty Insurance Company
FSA	Financial Services Authority
LF	Liquidity Facility
MBIA	Municipal Bond Investor Assurance Insurance Corporation
SPA	Standby Purchase Agreement

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2007 (UNAUDITED)

Shares or
Principal
Amount		Value
	Federal National Mortgage Association TBA
$ 5,000,000	6.000%, 07/01/2022 (a)	$5,021,875
5,000,000	6.000%, 07/01/2037 (a)	4,945,310
	TOTAL SECURITIES SOLD SHORT (Proceeds $9,967,187)	$9,967,185

(a)	When-issued security.

	The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
JUNE 30, 2007 (UNAUDITED)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Goldman Sachs & Company	5.35%	06/05/2007	07/05/2007	$ (4,678,006)	$ (4,660,000)
Nomura Securities International Inc.	5.29%	06/12/2007	07/12/2007	(8,670,139)	(8,646,000)
Nomura Securities International Inc.	5.35%	06/11/2007	07/11/2007	(4,740,047)	(4,726,000)
Nomura Securities International Inc.	5.35%	06/15/2007	07/16/2007	(1,884,470)	(1,880,000)
Nomura Securities International Inc.	5.35%	06/15/2007	07/16/2007	(2,687,375)	(2,681,000)
Nomura Securities International Inc.	5.35%	06/15/2007	07/16/2007	(3,071,285)	(3,064,000)
Nomura Securities International Inc.	5.35%	06/15/2007	07/16/2007	(3,972,423)	(3,963,000)
Nomura Securities International Inc.	5.35%	06/18/2007	07/18/2007	(6,383,308)	(6,371,000)
Nomura Securities International Inc.	5.35%	06/20/2007	07/20/2007	(4,730,721)	(4,723,000)
UBS Securities LLC	5.35%	06/06/2007	07/06/2007	(4,767,647)	(4,750,000)
UBS Securities LLC	5.35%	06/12/2007	07/12/2007	(2,395,746)	(2,389,000)
UBS Securities LLC	5.35%	06/12/2007	07/12/2007	(2,395,746)	(2,389,000)
UBS Securities LLC	5.35%	06/28/2007	07/30/2007	(1,520,678)	(1,520,000)
UBS Securities LLC	5.36%	06/21/2007	07/23/2007	(3,097,605)	(3,093,000)
UBS Securities LLC	5.36%	06/21/2007	07/23/2007	(4,742,050)	(4,735,000)
				$ (59,737,246)	$ (59,590,000)

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value (cost $233,460,056)	$232,060,328
Unrealized appreciation on interest rate swap contracts	551,920
Receivable for securities sold	10,252,933
Variation margin receivable	374,686
Interest and dividends receivable	1,867,132
Deferred offering costs	40,105
Deferred organizational costs	29,944
Deposit at brokers	200,501
Cash	12,288
Other assets	88,769
Total Assets	245,478,606

LIABILITIES:
Securities sold short, at value (Proceeds of $9,967,187)	9,967,185
Reverse repurchase agreements	59,590,000
Interest payable on reverse repurchase agreements	147,246
Payable for securities purchased	8,208,052
Payable to Advisor	31,133
Subscriptions received in advance	2,680,000
Dividends payable	465,052
Accrued expenses	199,841
Total Liabilities	81,288,509
NET ASSETS	$164,190,097

NET ASSETS CONSIST OF:
Paid in capital	$164,878,146
Accumulated net investment income (loss)	(76,975)
Accumulated net realized loss on investments sold,
futures contracts closed and resold repurchase obligations	300,641
Net unrealized appreciation (depreciation) on:
Investments	(1,399,728)
Futures contracts	(63,909)
Securities sold short	2
Interest rate swap contracts	551,920
TOTAL NET ASSETS	$164,190,097

Shares outstanding (unlimited number of shares authorized at $0.00001
par value per share)	16,460,071
Net asset value per share	9.98
Public offering price per share ($9.98 divided by 0.995*)	$10.03
*Reflects current maximum 0.50% up-front sales charge

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest income	$4,875,007
Dividend income	337,142
Total investment income	5,212,149

EXPENSES:
Investment advisory fees	585,653
Administration fees	70,251
Custody fees	14,841
Transfer agent fees and expenses	2,236
Professional fees and expenses	207,125
Registration fees	7,724
Insurance Expense	4,229
Trustees' fees and expenses	18,417
Mailing to shareholders	9,977
Interest on securities sold short and reverse repurchase agreements	1,522,861
Offering costs	236,147
Organizational costs	11,098
Futures and residual certificates commissions	44,000
MBS Subsidiary fees (See Note 2)	435
Total expenses before expense waivers	2,734,994
Expense waivers (Note 5)	(427,246)
Net expenses	2,307,748

NET INVESTMENT INCOME	2,904,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(47,021)
Futures contracts closed	139,692
Securities sold short	118,935
Interest rate swap contracts	322,131
Net realized gain	533,737
Change in unrealized appreciation (depreciation) on:
Investments	(1,533,297)
Futures contracts	(238,253)
Securities sold short	2
Interest rate swap contracts	342,633
Net change in unrealized depreciation	(1,428,915)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(895,178)
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$2,009,223

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS	AUGUST 1, 2006(1)
	ENDED	THROUGH
	JUNE 30, 2007	DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income	$2,904,401	$1,694,689
Net realized gain (loss) on investments, futures contracts closed,
securities sold short and interest rate swap contracts	533,737	(232,845)
Change in unrealized appreciation (depreciation) on investments, futures
contracts, securities sold short and interest rate swap contracts	(1,428,915)	517,200
Net increase in net assets resulting from operations	2,009,223	1,979,044
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,991,777)	(1,702,873)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,395,550	144,107,775
Reinvestment of distributions	2,425,433	744,994
Cost of shares repurchased	(29,510,772)	(1,266,500)
Net increase in net assets resulting from capital share transactions	21,310,211	143,586,269
TOTAL INCREASE IN NET ASSETS	20,327,657	143,862,440
NET ASSETS:
Beginning of period	143,862,440	—
End of period (including accumulated net investment income (loss) of
($76,975) and $10,401, respectively)	$164,190,097	$143,862,440

SHARES ISSUED AND REPURCHASED:
Shares sold	4,815,214	14,386,345
Shares issued in reinvestment of distributions	241,497	74,274
Shares repurchased	(2,931,114)	(126,145)
Net increase in shares outstanding resulting from capital share transactions	2,125,597	14,334,474

(1) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,009,223
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
Net realized (gain) loss on:
Investments	47,021
Securities sold short	(118,935)
Change in unrealized appreciation (depreciation) on:
Investments	1,533,297
Securities sold short	(2)
Interest rate swap contracts	(342,633)
Amortization of premium on investments	4,212
Changes in assets and liabilities:
Receivable for securities sold	(10,232,933)
Variation margin receivable	(302,380)
Interest and dividends receivable	(440,551)
Deferred offering costs	235,647
Deferred organizational costs	(29,944)
Deposit at brokers	(200,501)
Other assets	(72,883)
Net proceeds from reverse repurchase agreements	(479,000)
Interest payable on reverse repurchase agreements	(42,875)
Payable for securities purchased	5,785,348
Payable to Advisor	182,969
Accrued expenses	(81,575)
Purchases of long term investments	(246,823,937)
Cover of securities sold short	(9,973,253)
Purchases of short term investments	(503,894,216)
Proceeds from sales of long term investments	228,324,373
Proceeds from securities sold short	20,059,375
Proceeds from sales/maturities of short term investments	500,972,956
Paydowns	3,584,433
NET CASH USED BY OPERATING ACTIVITIES	(10,296,764)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	48,395,550
Payment on shares repurchased	(29,510,772)
Distributions to shareholders paid	(679,676)
Decrease in subscriptions received in advance	(7,660,000)
Decrease in overdraft due to custodian	(236,050)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,309,052
NET CHANGE IN CASH FOR THE PERIOD	12,288

CASH, BEGINNING OF PERIOD	—
CASH, END OF PERIOD	$12,288

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities include reinvestment of distributions of $2,425,433 and change in dividends payable of $113,332.
Cash paid for interest on securities sold short and reverse repurchase agreements of $1,565,736.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

	SIX MONTHS		AUGUST 1, 2006(1)
	ENDED		THROUGH
Per Share Data:	JUNE 30, 2007		DECEMBER 31, 2006
	(UNAUDITED)

Net asset value, beginning of period	$10.04		$10.00

Income from investment operations:
Net investment income (2)	0.19		0.17
Net realized and unrealized gains on investments	(0.06)		0.04
Total from investment operations	0.13		0.21

Less distributions from net investment income	(0.19)		(0.17)

Net asset value, end of period	$9.98		$10.04

Total return	1.31%		2.15%

Supplemental data and ratios:
Net assets, end of period (000's)	$164,190		$143,862
Ratio of total expenses to average net assets	3.50	%(3)	3.99	%(3)
Ratio of interest on securities sold short and reverse repurchase agreements and futures and residual certificates commissions
to average net assets	2.00	%(3)	2.05%	(3)
Ratio of expenses to average net assets excluding interest on securities sold short and reverse repurchase agreements and
futures and residual certificates commissions:
Before expense waivers	1.50	%(3)	1.94	%(3)
After expense waivers	0.95	%(3)	0.18	%(3)
Ratio of net investment income to average net assets	3.72	%(3)	4.25	%(3)
Portfolio turnover rate	114%		176%

(1) Commencement of operations.
(2) Net investment income per share before interest on securities sold short and reverse repurchase agreements for the period ended June 30, 2007 was $0.28.
(3) Annualized.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Note 1: Organization

Citigroup Alternative Investments Tax Advantaged Short Term Fund (the “Fund”) is a separate series of the Citigroup Alternative Investments Trust (the “Trust”), a Delaware statutory trust.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company.  The investment objective of the Fund is to seek to maximize income on a tax equivalent basis while managing risks to capital.

The Fund’s registration statement filed with the Securities and Exchange Commission (the “SEC”) was declared effective on June 12, 2006.  The Fund commenced operations on August 1, 2006.  The Fund’s most recent post-effective amendment was declared effective by the SEC on March 30, 2007.

The Fund may from time to time repurchase shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and otherwise on those terms and conditions as the Board of Trustees may determine in its sole discretion.  Each such repurchase offer will generally apply to up to 50% of the net assets of the Fund.  In determining whether the Fund should offer to repurchase shares from shareholders, the Board of Trustees will consider the recommendation of Citigroup Alternative Investments LLC, a Delaware limited liability company (the “Adviser”).  The Fund’s initial share repurchase occurred on November 30, 2006, and the Adviser expects that it will recommend to the Board of Trustees that the Fund thereafter offer to repurchase shares from shareholders on at least a quarterly basis.

Note 2: Investment in Wholly-Owned Subsidiary

On March 13, 2007, the Fund established TASTe Strategies Ltd., a wholly owned subsidiary incorporated as a limited company under the laws of the Cayman Islands (the "MBS Subsidiary").  The Fund may invest up to 25% of its total assets in shares of the MBS Subsidiary. The MBS Subsidiary is exempt from registration as an investment company under the 1940 Act and, unless otherwise noted in the Prospectus, will not be subject to all of the investor protections of that Act.  These financial statements reflect the consolidated operations of the Fund and the MBS Subsidiary.  All intercompany accounts have been eliminated in the consolidation.

The MBS Subsidiary bears fees and expenses incurred in connection with the advisory, administration, custody, transfer agency, legal and audit services that it receives.  As the sole shareholder of the MBS Subsidiary, the Fund bears these fees and expenses indirectly; however, it also is anticipated that the Fund’s own expenses will be reduced to some extent as a result of the payment of these expenses at the level of its subsidiary.  It therefore is expected that the Fund’s investment in the MBS Subsidiary will not result in the Fund paying duplicative fees for similar services provided to both the Fund and its subsidiary.  In addition, the Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the MBS Subsidiary, such that no additional management fees will be borne by the Fund as a result of its investment in the MBS Subsidiary.  The MBS Subsidiary fees on the Statement of Operations represent costs for the continued existence of the MBS Subsidiary.

Note 3: Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

(a)
Net Asset Valuation – The net asset value of the Fund is determined as of the last business day of each month.  In determining the Fund’s net asset value, the investments of the Fund are valued as of such month-end.

U.S. exchange listed and NASDAQ traded equity securities (other than options) are valued at their closing sale prices as reported on the exchange on which those securities are primarily traded.  If no sales of those securities are reported on a particular day, the securities are valued based upon their bid prices for securities held long, or their ask prices for securities held short, as reported by those exchanges.  Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.  Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported.  Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from independent pricing services or one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board of Trustees.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

Debt securities are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units.  The Board of Trustees will regularly monitor the methodology and procedures used in connection with valuations provided by the pricing service.  Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as this method of valuation continues to be believed by the Board of Trustees to represent fair value.  If, in the view of the Adviser (or Sub-Adviser, as the case may be), the bid price of a listed option or debt security (or ask price, in the case of any such security held short) does not fairly reflect the market value of the security, a valuation committee, comprised, among others, of at least one Trustee, may be convened to adopt procedures to be used to value the security at fair value, subject to the oversight of the valuation committee.

(b)
Illiquid and Restricted Securities – Certain positions taken on behalf of the Fund may be illiquid.  Lack of liquidity increases risk and may make it impossible to close out positions against which the market is moving, as well as cause delays in the payment of sales proceeds to the Fund.  Lack of liquidity can make it economically unfeasible for the Fund to recognize profits or limit losses on open positions.  Although the Adviser typically has reasonable prior notice of pending repurchases of Shares by the Trust, it is possible that the Fund will sell securities to satisfy repurchase requests, and lack of liquidity may negatively affect the prices received by the Fund when selling those securities.

The Fund may from time to time invest in restricted, as well as thinly traded, securities (including privately placed securities, which are subject to resale restrictions).  Restricted securities are securities that may not be sold to the public without an effective registration statement under the federal securities law or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.  There may be no trading market for these securities, and the Fund might only be able to liquidate these positions, if at all, at disadvantageous prices.  As a result, the Fund may be required to hold such securities despite adverse price movements.  In addition, if the Fund makes a short sale of an illiquid security, it may have difficulty in covering the short sale, resulting in a potentially unlimited loss on that position.

Certain securities that may be traded by the Fund are not listed on any recognized securities exchange or automated quotation system and no regular market has developed for such interests.  This may restrict the ability of the Fund to dispose of such in a timely fashion and at the current market price.  The Fund will value these securities in its portfolio according to procedures approved by the Board of Trustees.  These valuations are part of the calculation of the Fund’s net assets.

At June 30, 2007, the Adviser has determined that all Fund securities are liquid securities pursuant to a procedure approved by the Board of Trustees.  Of these securities, the Fund had restricted securities with an aggregate market value of $129,655,685 representing 78.97% of the Fund’s net assets.  These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933.

(c)
When-issued Securities – The Fund has purchased the Residual Certificates on a “when-issued” basis.  These transactions involve a commitment to purchase these securities at a future date (ordinarily one month later).  The price of the underlying securities is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date.  No income accrues on securities that have been purchased on a when-issued basis prior to their delivery.  When-issued securities may be sold prior to the settlement date.

(d)
Residual Certificates – Residual certificates are issued as part of a Tender Option Bond (“TOB”) program. In a typical tender option bond program, fixed-rate municipal bonds (the "Underlying Municipal Bonds") are deposited in a trust (the "TOB Issuer"). The TOB Issuer will issue Floating Rate Certificates, entitling the holders to a variable interest rate based on prevailing short-term tax-exempt rates, and Residual Certificates, which establishes an economically leveraged position in the Underlying Municipal Bonds.  The Residual Certificate holder receives the interest on the Underlying Municipal Bonds less the floating rate paid to the Floating Rate Certificate holders (net of the TOB Issuer's expenses including liquidity fees related to the Floating Rate Certificates) and approximately 90% of any recognized gain in the value of the Underlying Municipal Bonds. Residual Certificates are sometimes known in the marketplace as "inverse floaters" because their yield will move inversely to short term interest rates.  Usually hedge agreements are executed in conjunction with an investment in Residual Certificates to offset risk.  The Fund, when investing directly in Residual Certificates, invests on a non-recourse basis to further mitigate risks.  In no instance has the Fund deposited any municipal bonds into TOB trusts for which it has purchased Residual Certificates.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

(e)
Repurchase and Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate plus interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Repurchase agreements involve securities purchased by the Fund under agreements to resell them at a later date back to the counterparty.  These purchases are reported as assets and are carried at amortized cost.  Repurchase agreements generally allow for the resale of the subject security by the Fund to a third party, in which case, the obligation to sell the security under the repurchase agreement is reported as a liability referenced to the underlying asset with respect to amortized cost and accrued interest.  Interest earned on repurchase agreements and interest incurred on reverse repurchase agreements are recognized as interest income or interest expense, respectively, over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions and resold repurchase obligations are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to demonstrate adequate asset coverage or to segregate sufficient cash or certain liquid securities when entering into leveraging transactions.

(f)
Swap Agreements – The Fund may enter into interest rate, index and similar swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties under the agreements on a “net basis.”  Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The net amount is recorded as a receivable or payable on the Statement of Assets and Liabilities.  The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive.  Until a swap contract is settled in cash, the gain or loss on the notional amount plus interest or dividends on the securities less the interest paid by the Fund on the notional amount are recorded as unrealized gains or losses, and when cash is exchanged the gain or loss is recorded as realized gains or losses.  Regulatory interpretations of the limits on indebtedness applied by the 1940 Act require the Fund at certain times to demonstrate adequate asset coverage or to segregate sufficient cash or certain liquid securities with respect to certain swap positions.

(g)
Futures Contracts – Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to demonstrate adequate asset coverage or to segregate sufficient cash or certain liquid securities when entering into futures positions.

Engaging in transactions in futures contracts involves risk of loss to the Fund that could adversely affect the value of the Fund’s net assets.  No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.  Successful use of futures also is subject to the Adviser’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures.

(h)	Distributions to Shareholders – The Fund intends to distribute all of its net investment income and realized capital gains, if any, at least annually.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

(i)
Federal Income Taxes – For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable income and net capital gains to shareholders.  Additionally, the Fund intends to make all required distributions to avoid being liable for federal excise taxes.  Therefore, no provision has been made for federal income taxes.

The MBS Subsidiary will be classified as a controlled foreign corporation (“CFC”) for U.S. federal income tax purposes.  A CFC, such as the MBS Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.  It is expected that the MBS Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”).

A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.”  A “U.S. Shareholder” includes any U.S. person that owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation.  Because the Fund is a U.S. person that will wholly-own the MBS Subsidiary, the Fund will be a U.S. Shareholder with respect to the MBS Subsidiary and the MBS Subsidiary will be a CFC.  As such, the Fund will be required to include all of the MBS Subsidiary’s “subpart F income” in its gross income for U.S. federal income tax purposes whether or not such income is distributed by the MBS Subsidiary.  “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives.  It is expected that all of the MBS Subsidiary’s income will be subpart F income.

The Fund’s recognition of the MBS Subsidiary’s subpart F income will increase the Fund’s tax basis in the MBS Subsidiary.  Distributions by the MBS Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the MBS Subsidiary.  “Subpart F income” is generally treated as ordinary income, regardless of the character of the MBS Subsidiary’s underlying income and will constitute “qualifying income” for Subchapter M purposes to the extent that such subpart F income is distributed to the Fund.

(j)
Use of Estimates – The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts at the date of the financial statements.  Actual results could differ from these estimates.

(k)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

(l)
Other – Investment transactions are recorded on trade date.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income is recognized on an accrual basis with accretion of discount and amortization of premium recorded using the effective interest method.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

Note 4: Agreements

The Trust entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Adviser, on behalf of the Fund, under which the Adviser is responsible, subject to the supervision of the Trust’s Board of Trustees, for formulating a continuing investment program for the Fund.  In addition, the Adviser is responsible for the supervision and ongoing responsibility of any sub-adviser that may be retained by the Fund.  In consideration of the advisory and other services provided by the Adviser, the Fund pays the Adviser an annualized fee of 0.75% of its net assets (the “Management Fee”).

The Adviser has retained Spectrum Asset Management, Inc. (“Spectrum” or the “Sub-Adviser”) as a sub-adviser having discretionary authority to engage in Fund portfolio transactions, including certain hedging and other derivative transactions, primarily relating to preferred securities (and limited to that portion of the Fund’s portfolio designated to be invested in preferred securities, which presently is not expected to exceed 25%). The fee payable to Spectrum in consideration for its services as Sub-Adviser is paid by the Adviser at no cost to the Fund. That fee amounts to 0.20% on an annualized basis of that portion of the Fund’s net assets subject to Spectrum’s discretionary management for the period.  In addition, for the period ended June 30, 2007, Spectrum earned brokerage commissions from transactions executed on behalf of the Fund of $5,257.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

U.S. Bancorp Fund Services, LLC (in this capacity, the “Administrator”) provides certain administrative and investor services to the Trust. Under the terms of an administration agreement entered into between the Trust and the Administrator (the “Administration Agreement”), the Administrator is responsible, directly or through its agents, for, among other things: (1) computing and disseminating the net asset value of the Fund in accordance with the Declaration and Agreement of Trust of the Trust; (2) preparing the annual financial statements of the Trust, as well as quarterly reports regarding the Fund’s performance and net asset value; and (3) performing additional services, as agreed upon, necessary in connection with the administration of the Trust and the Fund. The Administrator is paid a monthly Administrative Fee calculated as a percentage of the net assets of the Fund, which fee provides for “breakpoints” (or fee reductions) at increasing asset levels.

U.S. Bank National Association, a national banking association (the “Custodian”), serves as the custodian of the assets of the Trust, and may maintain custody of such assets with U.S. subcustodians and foreign custody managers (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board of Trustees. The Custodian is paid a monthly custody fee calculated as a percentage of the net assets of the Fund.

U.S. Bancorp Fund Services, LLC (in this capacity, the “Transfer Agent”) serves as transfer agent with respect to subscription monies received from prospective investors in advance of dates when Shares may be subscribed for and monies may be transmitted to the Trust. The Transfer Agent is also responsible for maintaining a list of shareholders and generally performing any actions related to the issuance, repurchase and transfer of Shares and accepting payment for Shares. The Transfer Agent serves as the Fund’s dividend disbursing agent. In consideration of the transfer and escrow services provided by the Transfer Agent, the Fund pays the Transfer Agent a monthly fee based on the number of shareholder accounts serviced and related service fees.

Note 5: Expense Waivers and Reimbursement

Under the terms of the Fund’s Expense Waiver and Reimbursement Agreement, the Adviser may at its sole discretion reduce all or a portion of its Management Fee and, if necessary, bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) associated with operating the Fund (such fees and expenses borne by the Adviser being the “Expense Amount”).

In any given month, if the operating expense ratio for the Fund is below 1% of net assets, the Fund shall reimburse the Adviser on a monthly basis all or a portion of the aggregate Expense Amount, provided that the operating expense ratio for such month, including the reimbursed Expense Amount, does not exceed 1% of net assets; provided, however, that the Fund is not obligated to reimburse any such reduced or waived Management Fees, or expenses borne, more than three years after the end of the fiscal year in which the fee was reduced or waived or the expense was borne.  In addition, subject to approval by the Board of Trustees of the Trust, the Fund may choose to reimburse the Adviser such that total expenses exceeds 1% of net assets.  The Trust’s Board of Trustees shall review quarterly any reimbursement paid to the Adviser with respect to the Fund in such quarter.

The Adviser may, from time to time in its sole discretion, waive additional expenses to reduce the expense ratio below 1%.  During the period ended December 31, 2006 and the year ended June 30, 2007, the Adviser waived or paid $698,261 and $427,246, respectively, of Management Fees and other Fund expenses, subject to potential recovery expiring on December 31, 2009 and December 31, 2010, respectively.

Note 6: Organization and Offering Costs

Offering expenses of $475,892 have been incurred.  As the Fund has a continuous offering period, the offering expenses are amortized to expense over twelve months on a straight-line basis beginning upon commencement of the Fund’s operations, i.e., the first public sale of Shares.  $279,022 of these offering expenses have been paid by the Adviser subject to reimbursement by the Fund.

Organization costs of $41,752 have been incurred by the MBS Subsidiary.  These costs will be amortized over twelve months on a straight-line basis beginning upon commencement of the Fund’s trading in the MBS Subsidiary in April 2007 and are included in the Statement of Operations.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

Note 7: Investment Transactions

During the period ended June 30, 2007, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were $256,797,190 and $248,383,748, respectively.

Note 8: Interest Rate Swap Contracts

The Fund had entered into interest rate swap contracts.  The net unrealized appreciation of $551,920 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements.  The terms of the open interest rate swap contracts at June 30, 2007, are as follows:

Counterparty	Rate to Receive	Rate to Pay	Notional Amount	Expiration Date	Unrealized Appreciation
Bank of America, N.A.	3-Month LIBOR	5.28%	$4,800,000	5/29/2012	$43,466
Goldman Sachs International	3-Month LIBOR	5.01	10,000,000	11/16/2009	88,777
Merrill Lynch Capital Services Inc.	3-Month LIBOR	4.86	5,000,000	12/05/2008	38,049
Merrill Lynch Capital Services Inc.	3-Month LIBOR	5.12	8,400,000	5/12/2011	97,101
Merrill Lynch Capital Services Inc.	3-Month LIBOR	5.40	4,700,000	5/25/2017	92,880
Merrill Lynch Capital Services Inc.	5.67%	3-Month LIBOR	(1,720,000)	12/27/2012	10,886
Merrill Lynch Capital Services Inc.	3-Month LIBOR	4.87	5,000,000	12/11/2009	59,306
Merrill Lynch Capital Services Inc.	3-Month LIBOR	4.90	5,000,000	12/14/2009	55,495
Merrill Lynch Capital Services Inc.	3-Month LIBOR	4.96	4,475,000	12/18/2010	65,960
			$45,655,000		$551,920

Note 9: Short Futures Contracts

The Fund had entered into short futures contracts.  The net unrealized depreciation of $63,909 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements.  The terms of the open short futures contracts at June 30, 2007, are as follows:

Contracts	Description	Expiration Date	Notional Market Value	Unrealized Appreciation (Depreciation)
(19)	90-Day Euro Dollar	September 2007	$(4,496,825)	$3,350
(17)	90-Day Euro Dollar	December 2007	(4,025,388)	6,550
(17)	90-Day Euro Dollar	March 2008	(4,028,575)	8,000
(19)	90-Day Euro Dollar	June 2008	(4,504,187)	10,938
(19)	90-Day Euro Dollar	September 2008	(4,503,712)	13,150
(19)	90-Day Euro Dollar	December 2008	(4,502,050)	15,400
(23)	90-Day Euro Dollar	March 2009	(5,447,550)	21,138
(9)	90-Day Euro Dollar	June 2009	(2,130,525)	9,063
(9)	90-Day Euro Dollar	September 2009	(2,129,513)	9,237
(9)	90-Day Euro Dollar	December 2009	(2,128,388)	9,375
(9)	90-Day Euro Dollar	March 2010	(2,127,712)	9,500
(1)	90-Day Euro Dollar	June 2010	(236,325)	(63)
(9)	Five-Year U.S. Treasury Notes	September 2007	(936,703)	(1,219)
(12)	Two-Year U.S. Treasury Notes	September 2007	(2,445,375)	(2,625)
(266)	Ten-Year U.S. Treasury Notes	September 2007	(28,117,031)	(175,703)
(457)			$(71,759,859)	$(63,909)

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

Note 10: Income Taxes

At December 31, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$215,675,631
Gross unrealized appreciation	$414,926
Gross unrealized depreciation	(282,090)
Net unrealized appreciation	$132,836
Undistributed tax-exempt income	$13,216
Undistributed ordinary income	$19,393
Undistributed long-term capital gain	—
Total distributable earnings	$32,609
Other temporary differences	$129,059
Total accumulated earnings	$294,505

The cost basis of investments for tax and financial reporting purposes differs principally due to certain adjustments for instruments treated as debt for tax purposes.

The tax character of distributions paid during the period ended December 31, 2006 was tax-exempt income of $704,308 and ordinary income of $998,565.

The Fund realized net capital losses in the post-October period of $20,939.  For tax purposes, these are deferred and treated as recognized on January 1, 2007.  As of December 31, 2006, the Fund had net capital loss carryovers of $37,080, which expire in 2014, and are available to offset future capital gains.

Note 11: New Accounting Standards

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

In September 2006, the FASB issued its Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

ADDITIONAL TAX INFORMATION (UNAUDITED)

For the period ended December 31, 2006, the Fund paid tax-exempt dividends of $704,308.  In addition, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentages of dividends declared from ordinary income designated as qualified dividend income is 12.9% (unaudited).

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2006 is 7.9% (unaudited).

Additional Information Applicable to Foreign Shareholders Only:

The percent of ordinary income distributions designated as interest related dividends for the period ended December 31, 2006 is 71.0%.

CITIGROUP ALTERNATIVE INVESTMENTS TAX ADVANTAGED SHORT TERM FUND

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its completed schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.   The filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Portfolio securities is available on the SEC’s website at http://www.sec.gov.  Information regarding the Adviser’s (or Sub-Adviser’s) proxy-voting record on behalf of the Trust for the most recent twelve-month period ended June 30 is available for review.  Please call the Trust at 866-832-9160 to request this information, which will also be available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

Additional information about the Trust and the Fund has been filed with the Securities and Exchange Commission and is available either on the Commission’s website at http://www.sec.gov or upon request and without charge by calling the Trust toll free at 866-832-9160.  The Fund’s annual and semi-annual reports to shareholders also are available on the SEC website or upon request and without charge by calling the Trust’s toll free number.

INVESTMENT ADVISER
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022

INVESTMENT SUB-ADVISER
Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, CT 06905

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
DISBURSING AGENT & SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

SPECIAL COUNSEL TO THE INDEPENDENT TRUSTEES
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of June 30, 2007:

NAME	TITLE	LENGTH OF SERVICE	BUSINESS EXPERIENCE DURING THE PAST 5 YEARS	ROLE OF PORTFOLIO MANAGER
Reaz Islam	President	May 2006 - Present	Managing Director and Senior Investment Officer, Head of Citi Fixed Income Alternatives, Citigroup Alternative Investments LLC	Individual having primary responsibility for the day-to-day management of the Fund. In that capacity he receives significant input and support from a team of analysts also employed by the Adviser.
Robert M. Nolan	Vice President	May 2006 – Present	Senior Credit Officer, Senior Portfolio Manager and Managing Director, Citi Fixed Income Alternatives, Citigroup Alternative Investments LLC	Assists Mr. Islam in the day-to-day management of the Fund.
Bernard M. Sussman	None (Chief Investment Officer of Sub-Adviser)	May 2006 – Present	Chief Investment Officer and Chairman of Spectrum's Investment Committee	Individual having primary responsibility for that portion of the Fund's portfolio delegated from time to time to Spectrum's management.

NAME	NUMBER OF REGISTERED INVESTMENT COMPANIES MANAGED AND TOTAL ASSETS FOR SUCH ACCOUNTS (INCLUDING THE TRUST)	BENEFICIAL OWNERSHIP OF EQUITY SECURITIES IN TRUST	NUMBER OF OTHER POOLED INVESTMENT VEHICLES MANAGED AND TOTAL ASSETS FOR SUCH ACCOUNTS	NUMBER OF OTHER ACCOUNTS MANAGED AND TOTAL ASSETS FOR SUCH ACCOUNTS
Reaz Islam	1, $164 million	0	9 accounts, $38.2 billion ($5.2 billion in capital)	0
Robert M. Nolan	1, $164 million	0	9 accounts, $38.2 billion ($5.2 billion in capital)	0
Bernard M. Sussman	9, $7.83 billion	0	16, $2.77 billion	37, $2.50 billion

With respect to the accounts identified in the table above, Mr. Islam manages eight pooled investment vehicles with assets totaling $22.6 billion ($3.0 billion in capital) for which the advisory fees are based in part on performance of the accounts.

Mr. Islam's compensation is a combination of salary, discretionary bonus, deferred compensation, retirement plans and automatic participation in a company-funded retirement bonus.  The discretionary bonus is based upon the financial results and profitability of Citi as a whole, that of CAI as a whole, and that of CAI's Citi Fixed Income Alternative Investments business unit, which Mr. Islam is responsible for heading.  The discretionary bonus is not linked to the performance of any specific benchmark or that of any investment fund or account; nor are specific asset size targets considered.

With respect to the accounts identified in the table above, Mr. Nolan manages eight pooled investment vehicles with assets totaling $22.6 billion ($3.0 billion in capital) for which the advisory fees are based in part on performance of the accounts.

Mr. Nolan's compensation is a combination of salary, discretionary bonus, deferred compensation, retirement plans and automatic participation in a company-funded retirement bonus.  The discretionary bonus is based upon the financial results and profitability of Citi as a whole, that of CAI as a whole, and that of CAI's Citi Fixed Income Alternative Investments business unit, which Mr. Nolan serves as a Senior Credit Officer and Senior Portfolio Manager.  The discretionary bonus is not linked to the performance of any specific benchmark or that of any investment fund or account; nor are specific asset size targets considered.

With respect to the accounts identified in the table above, Mr. Sussman manages no accounts for which the advisory fees are based in part on performance of the accounts.

Mr. Sussman's receives all of his compensation from Spectrum and its parent company, Principal Global Investors, as a combination of salary and discretionary bonus paid on a quarterly basis.  Discretionary bonuses are determined by management after consideration of several factors including, but not necessarily limited to; changes in overall firm assets under management, portfolio performance relative to benchmarks, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service and contribution to the overall functioning of organization.  Performance is monitored over the period of a year and is measured against one, or a combination of two or more, of the following benchmarks; Merrill Lynch Hybrid Preferred Index, the Lehman Aggregate, or Lehman Capital Securities Index.

The Portfolio Managers and Other Accounts - Potential Conflicts.  As shown in the tables above, each of Messrs. Islam, Nolan and Sussman is responsible for managing other accounts ("Other Accounts") in addition to the Fund.  In certain instances, conflicts may arise in their management of the Fund and such Other Accounts.

One situation where a conflict may arise between the Fund and an Other Account is in the allocation of investment opportunities among the Fund and the Other Account.  For example, it may be determined that there is an opportunity that is suitable for the Fund as well as for Other Accounts, which have a similar investment objective.  As a related matter, a particular security may be bought for one or more clients when one or more clients are selling that same security, which may adversely affect the Fund.  Each of the Adviser and Sub-Adviser has adopted policies and procedures regarding the allocation of investment opportunities, which generally require that investment opportunities be allocated among the Fund and Other Accounts in a manner that is fair, equitable and consistent with fiduciary obligations to each party.

Management of the Fund and Other Accounts may result in a portfolio manager devoting a disproportionate amount of time and attention to the management of a particular account as against another.  This particularly may be the case when accounts have different objectives, benchmarks, time horizons, asset levels and fees.

The management of personal accounts by portfolio managers may give rise to potential conflicts of interest.  While each of the Adviser's and Sub-Adviser's code of ethics will impose limits on the ability of portfolio managers to trade for their personal accounts, there is no assurance that the codes of ethics will eliminate such conflicts.

Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in connection with the portfolio managers' management of the Fund's investments and such Other Accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2007 to January 31, 2007	N/A	N/A	N/A	N/A
February 1, 2007 to February 28, 2007	2,820,276	$10.07	2,820,276	0
March 1, 2007 to March 31, 2007	N/A	N/A	N/A	N/A
April 1, 2007 to April 30, 2007	N/A	N/A	N/A	N/A
May 1, 2007 to May 31, 2007	110,838	$10.02	110,838	0
June 1, 2007 to June 30, 2007	460,218	$9.98	460,218	0
Total	3,391,332	10.06	3,391,332	0

a.	The date each plan or program was announced – January 29, 2007, March 28, 2007 and May 10, 2007
b.	The dollar amount (or share or unit amount) approved – Up to 20% of its outstanding shares as of the Valuation date (February 28, 2007, May 31, 2007 and June 30, 2007).
c.	The expiration date (if any) of each plan or program – February 27, 2007, April 25, 2007 and June 8, 2007 at 12:00 midnight, New York time
d.
Each plan or program that has expired during the period covered by the table – The plan from January 29, 2007 expired on February 27, 2007, the plan from March 28, 2007 expired on April 25, 2007 and the plan from May 10, 2007 expired on June 8, 2007.

e.
Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases - The plan from January 29, 2007 expired on February 27, 2007, the plan from March 28, 2007 expired on April 25, 2007 and the plan from May 10, 2007 expired on June 8, 2007.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Citigroup Alternative Investments Trust

By (Signature and Title)   /s/Reaz Islam
Reaz Islam, President

Date   9/07/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Reaz Islam
Reaz Islam, President

Date   9/07/2007

By (Signature and Title)   /s/Jeffrey Traum
Jeffrey Traum, Treasurer

Date   9/07/2007